Accounts Receivable - Additional Information (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024
Accounts Receivable
Accounts receivable	¥ 72,101	$ 10,065
Within 90 days
Accounts Receivable
Accounts receivable term	90 days	90 days	90 days